Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 21,444	$ 30,920	$ 32,579	$ 24,321
Federal Reserve Excess Balance Account (EBA)	70,075	71,370	24,075	62,025
Federal funds sold	35,000	0
Cash and cash equivalents	126,519	102,290	56,654	86,346
Certificates of deposit held in other banks	3,785	7,720
Securities available for sale	110,932	113,355	93,991	52,611
Loans held for sale	8,458	9,162	2,991	3,301
Loans, net of allowance for loan losses	1,499,153	1,358,036	976,620	848,424
Premises and equipment, net	73,620	70,581	60,422	62,053
Other real estate owned	8,182	6,819	8,392	7,854
Adriatica real estate	9,656	9,727	16,065
Goodwill	28,742	28,742	11,222	11,222
Core deposit intangible, net	2,899	3,251	2,664	3,231
Federal Home Loan Bank (FHLB) of Dallas stock and other restricted stock	8,317	8,165	5,147	4,017
Bank-owned life insurance (BOLI)	11,084	10,924	10,597	10,266
Deferred tax asset	3,444	0
Other assets	11,060	11,288	9,612	8,891
Total assets	1,905,851	1,740,060	1,254,377	1,098,216
Deposits:
Noninterest-bearing	261,618	259,664	168,849	133,307
Interest-bearing	1,223,511	1,131,076	861,635	794,236
Total deposits	1,485,129	1,390,740	1,030,484	927,543
FHLB advances	164,529	164,601	82,291	55,273
Notes payable	0	15,729	18,692	9,000
Other borrowings	8,882	12,252	10,992	8,051
Other borrowings, related parties	7,683	8,536	6,111	3,332
Junior subordinated debentures	18,147	18,147	14,538	14,538
Other liabilities	7,299	5,545	5,272	4,435
Total liabilities	1,691,669	1,615,550	1,168,380	1,022,172
Commitments and contingencies
Stockholders' equity:
Common stock	121	83	69	69
Additional paid-in capital	209,396	88,791	59,196	58,149
Retained earnings	5,874	33,290	24,594	16,984
Treasury stock, at cost	0	(232)	(24)	(24)
Accumulated other comprehensive income (loss)	(1,209)	2,578	2,162	866
Total stockholders' equity	214,182	124,510	85,997	76,044
Total liabilities and stockholders' equity	1,905,851	1,740,060	1,254,377	1,098,216
Pro Forma
Assets
Cash and due from banks		30,920
Federal Reserve Excess Balance Account (EBA)		71,370
Cash and cash equivalents		102,290
Certificates of deposit held in other banks		7,720
Securities available for sale		113,355
Loans held for sale		9,162
Loans, net of allowance for loan losses		1,358,036
Premises and equipment, net		70,581
Other real estate owned		6,819
Adriatica real estate		9,727
Goodwill		28,742
Core deposit intangible, net		3,251
Federal Home Loan Bank (FHLB) of Dallas stock and other restricted stock		8,165
Bank-owned life insurance (BOLI)		10,924
Deferred tax asset		111
Other assets		11,288
Total assets		1,740,171
Deposits:
Noninterest-bearing		259,664
Interest-bearing		1,131,076
Total deposits		1,390,740
FHLB advances		164,601
Notes payable		15,729
Other borrowings		12,252
Other borrowings, related parties		8,536
Junior subordinated debentures		18,147
Dividends payable		6,030
Other liabilities		5,545
Total liabilities		1,621,580
Commitments and contingencies
Stockholders' equity:
Common stock		83
Additional paid-in capital		116,051
Retained earnings		111
Treasury stock, at cost		(232)
Accumulated other comprehensive income (loss)		2,578
Total stockholders' equity		118,591
Total liabilities and stockholders' equity		$ 1,740,171